As filed with the Securities and Exchange Commission on August 28, 1997.

1933 Act Registration No. 33-18781
1940 Act Registration No. 811-5407

______________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                                  ____________
                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933 ( X )

                         Post-Effective Amendment No. 18 ( X )
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 (   )

                              Amendment No. __ (   )
                        (Check appropriate box or boxes)
                                  ____________

                            TRUST FOR CREDIT UNIONS
               (Exact name of registrant as specified in charter)

                                4900 Sears Tower
                          Chicago, Illinois 60606-6303
                    (Address of principal executive offices)

                         Registrant's Telephone Number,
                        including Area Code 800-621-2550
                                  ____________

                               Michael J. Richman
                              Goldman, Sachs & Co.
                          85 Broad Street - 12th Floor
                            New York, New York 10004
                                  212-902-0841
                    (Name and address of agent for service)
                                  ____________

Title of        Amount      Proposed    Proposed    Amount of
Securities      Being       Maximum     Maximum     Registration
Being           Registered  Offering    Aggregate   Fee (1)
Registered                  Price/Unit  Offering
                                        Price

Shares of
Beneficial
Interest       4,557,732    NAV         $4,756,900  $0



(1) Registrant had actual aggregate redemptions of $4,591,291,499 for its previous fiscal year; had used $4,586,534,599 of available redemptions for reductions pursuant to Rule 24f-2(c) under the 1940 Act; and has previously used no available redemptions for reductions pursuant to Rule 24e-2(a) of the 1940 Act during the current year.


It is proposed that this filing will become effective (check appropriate box).

( X )   immediately upon filing pursuant to paragraph (b) of  Rule 485

(   )   on (date) pursuant to paragraph (b) of Rule 485

(   )   60 days after filing pursuant to paragraph (a)(i) of
        Rule 485 or earlier upon acceleration of the effective
        date by the Commission

(   )   on (date) pursuant to paragraph (a)(i) of Rule 485

(   )   75 days after filing pursuant to paragraph (a)(ii) of Rule 485 or earlier upon acceleration of the effective date by the Commis sion

(   )   on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

(   )   this Post-Effective Amendment designates a new effective ate for a previously filed Post-Effective Amendment.


        The purpose of this Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A is to register 4,557,732 shares pursuant to
Section 24(e)(1) under the Investment Company Act of 1940. The prospectuses and statements of additional information for the Registrant are incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 1996.

                                   SIGNATURES
                                   ----------

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amend ment No. 18 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 28th day of August 1997 .


TRUST FOR CREDIT UNIONS

By:  Michael J. Richman
-----------------------
     Michael J. Richman
     Secretary

Pursuant to the requirements of the Securities Act of 1993, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities indicated on August 28, 1997.

       NAME                                   TITLE
       ----                                   -----

        Wendell A. Sebastian          President and Trustee
    -----------------------------
        Wendell A. Sebastian

       Scott M. Gilman                Treasurer and Chief Financial Officer
    -----------------------------
       Scott M. Gilman

                  *                   Chairman and Trustee
    -----------------------------
       Rudy J. Hanley

                  *                   Vice Chairman and Trustee
    -----------------------------
       Robert M. Coen

                  *                            Trustee
    -----------------------------
       Edgar F. Callahan

                  *                            Trustee
    -----------------------------
       Gene R. Artemenko

                  *                            Trustee
    -----------------------------
       James C. Barr

                  *                            Trustee
    -----------------------------
       Betty G. Hobbs

                  *                             Trustee
    -----------------------------
       John T. Collins

                  *                             Trustee
    -----------------------------
       Thomas S. Condit

                  *                             Trustee
    -----------------------------
       John T. Ostby

                  *                             Trustee
    -----------------------------
       John P. McNulty


*By      Michael J. Richman
         ---------------------
         Michael J. Richman
         Attorney-In-Fact